Inventories	12 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

As of September 30, 2020 and 2021, inventories consisted of the following:

	As of September 30,
	2020	2021
Finished goods(1)	$610,751	$635,851
Raw materials(2)	237,453	352,539
Others	19,548	52,054
Reserve	-	(116,102)
Inventories	$867,752	$924,342

(1)	Finished goods includes battery packs and e-bicycles.

(2)	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.